Distribution Date:	08/12/26	GS Mortgage Securities Trust 2019-GC39
Determination Date:	08/06/26
Next Distribution Date:	09/14/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2019-GC39

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Additional Information	5	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Bond / Collateral Reconciliation - Cash Flows	6		Association
			Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7
			10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	KeyBank National Association
Mortgage Loan Detail (Part 1)	13-14		Attention: Mike Jenkins	(913) 317-4875	KeyBank_Notices@KeyBank.com
Mortgage Loan Detail (Part 2)	15-16		11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Principal Prepayment Detail	17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	18
			David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24	Trustee	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Bond / Collateral Loss Reconciliation Detail	25		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Interest Shortfall Detail - Collateral Level	26				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36260JAA5	2.667000%	13,478,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36260JAB3	3.457000%	122,528,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36260JAC1	3.307000%	175,000,000.00	155,152,152.72	0.00	427,573.47	0.00	0.00	427,573.47	155,152,152.72	38.20%	30.00%
A-4	36260JAD9	3.567000%	209,062,000.00	209,062,000.00	0.00	621,436.79	0.00	0.00	621,436.79	209,062,000.00	38.20%	30.00%
A-AB	36260JAE7	3.448000%	21,171,000.00	11,443,676.37	373,155.18	32,881.50	0.00	0.00	406,036.68	11,070,521.19	38.20%	30.00%
A-S	36260JAH0	3.819000%	81,185,000.00	81,185,000.00	0.00	258,371.26	0.00	0.00	258,371.26	81,185,000.00	24.83%	19.50%
B	36260JAJ6	3.970000%	35,761,000.00	35,761,000.00	0.00	118,309.31	0.00	0.00	118,309.31	35,761,000.00	18.94%	14.88%
C	36260JAK3	4.005000%	33,827,000.00	33,827,000.00	0.00	112,897.61	0.00	0.00	112,897.61	33,827,000.00	13.37%	10.50%
D	36260JAL1	3.000000%	18,364,000.00	18,364,000.00	0.00	45,910.00	0.00	0.00	45,910.00	18,364,000.00	10.35%	8.13%
E	36260JAQ0	3.000000%	14,497,000.00	14,497,000.00	0.00	36,242.50	0.00	0.00	36,242.50	14,497,000.00	7.96%	6.25%
F	36260JAS6	4.740230%	15,464,000.00	15,464,000.00	0.00	61,085.76	0.00	0.00	61,085.76	15,464,000.00	5.41%	4.25%
G-RR	36260JAV9	4.740230%	7,732,000.00	7,732,000.00	0.00	30,542.88	0.00	0.00	30,542.88	7,732,000.00	4.14%	3.25%
H-RR*	36260JAX5	4.740230%	25,129,711.00	25,129,711.00	0.00	61,508.52	0.00	0.00	61,508.52	25,129,711.00	0.00%	0.00%
RR	36260JBC0	4.740230%	13,095,580.00	10,291,150.25	6,320.09	40,012.50	0.00	0.00	46,332.59	10,284,830.16	0.00%	0.00%
RR Interest	N/A	4.740230%	16,247,420.00	12,768,020.99	7,841.20	49,642.69	0.00	0.00	57,483.89	12,760,179.79	0.00%	0.00%
S	36260JBA4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	36260JAY3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			802,541,711.00	630,676,711.33	387,316.47	1,896,414.79	0.00	0.00	2,283,731.26	630,289,394.86

X-A	36260JAF4	1.219729%	622,424,000.00	456,842,829.09	0.00	464,353.60	0.00	0.00	464,353.60	456,469,673.91
X-B	36260JAG2	0.753216%	69,588,000.00	69,588,000.00	0.00	43,679.00	0.00	0.00	43,679.00	69,588,000.00
X-D	36260JAN7	1.740230%	32,861,000.00	32,861,000.00	0.00	47,654.74	0.00	0.00	47,654.74	32,861,000.00
Notional SubTotal			724,873,000.00	559,291,829.09	0.00	555,687.34	0.00	0.00	555,687.34	558,918,673.91

Deal Distribution Total					387,316.47	2,452,102.13	0.00	0.00	2,839,418.60

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36260JAA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36260JAB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36260JAC1	886.58372983	0.00000000	2.44327697	0.00000000	0.00000000	0.00000000	0.00000000	2.44327697	886.58372983
A-4	36260JAD9	1,000.00000000	0.00000000	2.97249998	0.00000000	0.00000000	0.00000000	0.00000000	2.97249998	1,000.00000000
A-AB	36260JAE7	540.53546691	17.62577016	1.55313873	0.00000000	0.00000000	0.00000000	0.00000000	19.17890888	522.90969675
A-S	36260JAH0	1,000.00000000	0.00000000	3.18249997	0.00000000	0.00000000	0.00000000	0.00000000	3.18249997	1,000.00000000
B	36260JAJ6	1,000.00000000	0.00000000	3.30833338	0.00000000	0.00000000	0.00000000	0.00000000	3.30833338	1,000.00000000
C	36260JAK3	1,000.00000000	0.00000000	3.33749993	0.00000000	0.00000000	0.00000000	0.00000000	3.33749993	1,000.00000000
D	36260JAL1	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	36260JAQ0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	36260JAS6	1,000.00000000	0.00000000	3.95019141	0.00000000	0.00000000	0.00000000	0.00000000	3.95019141	1,000.00000000
G-RR	36260JAV9	1,000.00000000	0.00000000	3.95019141	0.00000000	0.00000000	0.00000000	0.00000000	3.95019141	1,000.00000000
H-RR	36260JAX5	1,000.00000000	0.00000000	2.44764136	1.50255011	22.69246152	0.00000000	0.00000000	2.44764136	1,000.00000000
RR	36260JBC0	785.84913765	0.48261245	3.05542023	0.04883403	0.73752823	0.00000000	0.00000000	3.53803268	785.36652519
RR Interest	N/A	785.84913728	0.48261201	3.05541988	0.04883421	0.73752694	0.00000000	0.00000000	3.53803188	785.36652527
S	36260JBA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	36260JAY3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36260JAF4	733.97367243	0.00000000	0.74604064	0.00000000	0.00000000	0.00000000	0.00000000	0.74604064	733.37415317
X-B	36260JAG2	1,000.00000000	0.00000000	0.62768006	0.00000000	0.00000000	0.00000000	0.00000000	0.62768006	1,000.00000000
X-D	36260JAN7	1,000.00000000	0.00000000	1.45019141	0.00000000	0.00000000	0.00000000	0.00000000	1.45019141	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	07/01/26 - 07/30/26	30	0.00	427,573.47	0.00	427,573.47	0.00	0.00	0.00	427,573.47	0.00
A-4	07/01/26 - 07/30/26	30	0.00	621,436.79	0.00	621,436.79	0.00	0.00	0.00	621,436.79	0.00
A-AB	07/01/26 - 07/30/26	30	0.00	32,881.50	0.00	32,881.50	0.00	0.00	0.00	32,881.50	0.00
X-A	07/01/26 - 07/30/26	30	0.00	464,353.60	0.00	464,353.60	0.00	0.00	0.00	464,353.60	0.00
X-B	07/01/26 - 07/30/26	30	0.00	43,679.00	0.00	43,679.00	0.00	0.00	0.00	43,679.00	0.00
A-S	07/01/26 - 07/30/26	30	0.00	258,371.26	0.00	258,371.26	0.00	0.00	0.00	258,371.26	0.00
B	07/01/26 - 07/30/26	30	0.00	118,309.31	0.00	118,309.31	0.00	0.00	0.00	118,309.31	0.00
C	07/01/26 - 07/30/26	30	0.00	112,897.61	0.00	112,897.61	0.00	0.00	0.00	112,897.61	0.00
D	07/01/26 - 07/30/26	30	0.00	45,910.00	0.00	45,910.00	0.00	0.00	0.00	45,910.00	0.00
X-D	07/01/26 - 07/30/26	30	0.00	47,654.74	0.00	47,654.74	0.00	0.00	0.00	47,654.74	0.00
E	07/01/26 - 07/30/26	30	0.00	36,242.50	0.00	36,242.50	0.00	0.00	0.00	36,242.50	0.00
F	07/01/26 - 07/30/26	30	0.00	61,085.76	0.00	61,085.76	0.00	0.00	0.00	61,085.76	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	30,542.88	0.00	30,542.88	0.00	0.00	0.00	30,542.88	0.00
H-RR	07/01/26 - 07/30/26	30	530,401.16	99,267.17	0.00	99,267.17	37,758.65	0.00	0.00	61,508.52	570,255.00
RR	07/01/26 - 07/30/26	30	8,983.36	40,652.01	0.00	40,652.01	639.51	0.00	0.00	40,012.50	9,658.36
RR Interest	07/01/26 - 07/30/26	30	11,145.45	50,436.13	0.00	50,436.13	793.43	0.00	0.00	49,642.69	11,982.91
Totals			550,529.97	2,491,293.73	0.00	2,491,293.73	39,191.59	0.00	0.00	2,452,102.13	591,896.27

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Available Funds Summary
Total Available Distribution Amount (1)	2,839,418.60
VRR Available Funds	103,816.49
Non-VRR Available Funds	2,735,602.12
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,502,768.43	Master Servicing Fee	5,240.10
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,741.11
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	271.54
ARD Interest	0.00	Operating Advisor Fee	1,048.15
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	173.79
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,502,768.43	Total Fees	11,474.69

Principal		Expenses/Reimbursements
Scheduled Principal	387,316.47	Reimbursement for Interest on Advances	428.78
Unscheduled Principal Collections		ASER Amount	30,929.22
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	6,729.17
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,104.41
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	387,316.47	Total Expenses/Reimbursements	39,191.58

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,452,102.13
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	387,316.47
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,839,418.60
Total Funds Collected	2,890,084.90	Total Funds Distributed	2,890,084.87

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	630,676,711.89	630,676,711.89	Beginning Certificate Balance	630,676,711.33
(-) Scheduled Principal Collections	387,316.47	387,316.47	(-) Principal Distributions	387,316.47
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	630,289,395.42	630,289,395.42	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	630,742,292.79	630,742,292.79	Ending Certificate Balance	630,289,394.86
Ending Actual Collateral Balance	630,344,000.35	630,344,000.35

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.56)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.56)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.74%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	31,181,151.18	4.95%	31	4.9581	NAP	Defeased	3	31,181,151.18	4.95%	31	4.9581	NAP
10,000,000 or less	8	45,245,247.63	7.18%	32	5.0014	1.766211	1.30 or less	5	71,257,095.51	11.31%	32	5.0418	0.639896
10,000,001 to 20,000,000	11	148,106,126.61	23.50%	32	4.8537	1.506540	1.31 to 1.40	3	38,726,717.09	6.14%	30	4.9089	1.371195
20,000,001 to 30,000,000	2	43,249,425.64	6.86%	33	5.2477	1.155967	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 40,000,000	1	35,000,000.00	5.55%	31	4.9350	1.960000	1.51 to 1.60	6	134,006,402.97	21.26%	31	4.3613	1.537617
40,000,001 to 50,000,000	1	48,274,944.36	7.66%	33	4.8600	1.840000	1.61 to 1.70	2	74,732,500.00	11.86%	30	4.9756	1.611740
50,000,001 to 60,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 2.00	5	109,271,154.81	17.34%	32	4.8754	1.872714
60,000,001 to 70,000,000	2	126,732,500.00	20.11%	31	4.5199	2.451142	2.01 to 3.00	4	93,114,373.86	14.77%	33	4.1622	2.579120
70,000,001 or greater	2	152,500,000.00	24.20%	32	3.9189	2.070656	3.01 or greater	2	78,000,000.00	12.38%	32	4.1532	3.421667
Totals	30	630,289,395.42	100.00%	32	4.6082	1.895389	Totals	30	630,289,395.42	100.00%	32	4.6082	1.895389
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	3	31,181,151.18	4.95%	31	4.9581	NAP
							Defeased	3	31,181,151.18	4.95%	31	4.9581	NAP
Arizona	1	7,039,373.86	1.12%	33	4.7000	2.480000
							Industrial	3	67,228,710.45	10.67%	29	5.0136	1.634526
Arkansas	1	2,256,339.03	0.36%	32	4.7170	1.910000
							Lodging	2	17,180,307.20	2.73%	33	4.9895	3.627903
California	3	145,942,957.12	23.15%	31	3.9625	2.286612
							Mixed Use	3	41,565,176.93	6.59%	33	5.0240	0.487023
Florida	4	72,862,393.05	11.56%	33	4.8804	1.697124
							Multi-Family	1	35,000,000.00	5.55%	31	4.9350	1.960000
Illinois	1	35,000,000.00	5.55%	31	4.9350	1.960000
							Office	25	279,414,943.33	44.33%	32	4.2008	2.157523
Indiana	1	1,558,122.76	0.25%	32	5.3000	1.580000
							Retail	14	147,227,767.21	23.36%	32	4.8832	1.730762
Iowa	1	1,268,442.12	0.20%	32	5.3000	1.580000
							Self Storage	2	11,491,339.12	1.82%	33	4.6000	1.580000
Kentucky	1	15,859,517.45	2.52%	27	5.0550	1.390000
							Totals	53	630,289,395.42	100.00%	32	4.6082	1.895389
Louisiana	1	1,637,149.93	0.26%	32	5.3000	1.580000

Michigan	2	4,793,060.66	0.76%	32	4.9059	1.803064

Minnesota	1	3,870,000.00	0.61%	32	4.7000	1.740000

New Mexico	1	13,000,000.00	2.06%	33	4.7900	4.280000

New York	9	142,639,007.65	22.63%	33	4.3789	1.951784

North Carolina	1	1,903,729.90	0.30%	32	5.3000	1.580000

Ohio	1	22,640,969.68	3.59%	33	5.2000	0.770000

Oklahoma	9	16,236,055.70	2.58%	31	5.2500	0.790000

Pennsylvania	3	71,671,107.53	11.37%	29	5.0357	1.654995

Tennessee	2	7,802,179.96	1.24%	32	5.0116	0.929060

Texas	6	17,701,537.16	2.81%	32	5.0022	1.718029

Washington	1	13,426,300.69	2.13%	32	4.8790	1.570000

Totals	53	630,289,395.42	100.00%	32	4.6082	1.895389

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	31,181,151.18	4.95%	31	4.9581	NAP	Defeased	3	31,181,151.18	4.95%	31	4.9581	NAP
	4.000% or less	2	152,500,000.00	24.20%	32	3.9189	2.070656	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	1	65,000,000.00	10.31%	32	4.0259	3.250000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.750%	8	81,019,837.09	12.85%	32	4.6932	1.622130	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	7	141,530,039.13	22.45%	32	4.8851	1.815939	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	7	134,269,604.86	21.30%	30	5.1113	1.356719	49 months or greater	27	599,108,244.24	95.05%	32	4.5900	1.897613
	5.251% to 5.500%	1	20,608,455.96	3.27%	32	5.3000	1.580000	Totals	30	630,289,395.42	100.00%	32	4.6082	1.895389
	5.501% or greater	1	4,180,307.20	0.66%	31	5.6100	1.600000
	Totals	30	630,289,395.42	100.00%	32	4.6082	1.895389
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	31,181,151.18	4.95%	31	4.9581	NAP	Defeased	3	31,181,151.18	4.95%	31	4.9581	NAP
	60 months or less	27	599,108,244.24	95.05%	32	4.5900	1.897613	Interest Only	13	393,607,500.00	62.45%	31	4.3909	2.138069
61 months to 113 months		0	0.00	0.00%	0	0.0000	0.000000	299 months or less	14	205,500,744.24	32.60%	32	4.9712	1.437054
	114 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months to 353 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	30	630,289,395.42	100.00%	32	4.6082	1.895389	354 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	30	630,289,395.42	100.00%	32	4.6082	1.895389
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	31,181,151.18	4.95%	31	4.9581	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	25	577,756,968.18	91.67%	32	4.5796	1.914527
	13 months to 24 months	2	21,351,276.06	3.39%	32	4.8718	1.439930
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	30	630,289,395.42	100.00%	32	4.6082	1.895389
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30502468	OF	San Francisco	CA	Actual/360	3.850%	256,934.03	0.00	0.00	N/A	03/06/29	--	77,500,000.00	77,500,000.00	08/06/26
2	30315982	OF	New York	NY	Actual/360	3.990%	257,687.50	0.00	0.00	N/A	05/06/29	--	75,000,000.00	75,000,000.00	08/06/26
3	30315986	OF	Sunnyvale	CA	Actual/360	4.026%	225,337.58	0.00	0.00	04/06/29	06/06/34	--	65,000,000.00	65,000,000.00	08/06/26
4	30315993	IN	Denver	PA	Actual/360	5.040%	267,919.05	0.00	0.00	N/A	01/05/29	--	61,732,500.00	61,732,500.00	08/06/26
5	30315995	RT	Orlando	FL	Actual/360	4.860%	202,399.61	88,164.36	0.00	N/A	05/04/29	--	48,363,108.72	48,274,944.36	08/06/26
8	30316001	MF	Lisle	IL	Actual/360	4.935%	148,735.42	0.00	0.00	N/A	03/06/29	--	35,000,000.00	35,000,000.00	08/06/26
9	30316002	OF	Various	Various	Actual/360	5.300%	94,303.16	54,440.54	0.00	N/A	04/06/29	--	20,662,896.50	20,608,455.96	08/06/26
10	30316003	MU	Cleveland	OH	Actual/360	5.200%	101,520.32	31,062.50	0.00	N/A	05/06/29	--	22,672,032.18	22,640,969.68	08/06/26
11	30316004	IN	Livermore	CA	Actual/360	4.690%	82,185.74	0.00	0.00	N/A	03/06/29	--	20,350,000.00	20,350,000.00	08/06/26
12	30502939	OF	Boca Raton	FL	Actual/360	4.730%	76,042.66	28,045.84	0.00	N/A	05/06/29	--	18,669,683.44	18,641,637.60	08/06/26
13	30316005	OF	Tulsa	OK	Actual/360	5.250%	73,567.20	36,873.54	0.00	N/A	03/06/29	--	16,272,929.23	16,236,055.69	07/06/26
14	30316006	RT	Hopkinsville	KY	Actual/360	5.055%	69,162.05	29,152.17	0.00	N/A	11/06/28	--	15,888,669.62	15,859,517.45	08/06/26
16	30502796	MU	New York	NY	Actual/360	4.830%	62,387.50	0.00	0.00	N/A	05/06/29	--	15,000,000.00	15,000,000.00	09/06/25
18	30316011	RT	Bellingham	WA	Actual/360	4.879%	56,491.71	19,749.24	0.00	N/A	04/06/29	--	13,446,049.93	13,426,300.69	08/06/26
19	30316012	LO	Santa Fe	NM	Actual/360	4.790%	53,621.39	0.00	0.00	N/A	05/06/29	--	13,000,000.00	13,000,000.00	08/06/26
20	30316013	RT	New York	NY	Actual/360	4.670%	52,278.06	0.00	0.00	N/A	04/06/29	--	13,000,000.00	13,000,000.00	08/06/26
21	30316014	SS	Various	Various	Actual/360	4.600%	45,588.67	17,722.91	0.00	N/A	05/06/29	--	11,509,062.03	11,491,339.12	08/06/26
22	30316015	Various Various		NY	Actual/360	4.750%	44,866.29	17,731.39	0.00	N/A	04/06/29	--	10,969,007.45	10,951,276.06	07/06/26
23	30316016	RT	Hudson	NY	Actual/360	5.000%	44,777.78	0.00	0.00	N/A	04/06/29	--	10,400,000.00	10,400,000.00	08/06/26
25	30316018	OF	Akron	OH	Actual/360	5.568%	43,742.55	14,893.88	0.00	N/A	03/06/29	--	9,123,167.45	9,108,273.57	08/06/26
26	30316019	RT	Various	Various	Actual/360	4.700%	40,876.94	0.00	0.00	N/A	04/06/29	--	10,100,000.00	10,100,000.00	08/06/26
28	30316021	RT	Gilbert	AZ	Actual/360	4.700%	28,543.36	13,206.98	0.00	N/A	05/04/29	--	7,052,580.84	7,039,373.86	08/06/26
29	30316022	OF	Nashville	TN	Actual/360	4.950%	27,452.35	11,639.63	0.00	N/A	04/06/29	--	6,440,433.71	6,428,794.08	08/06/26
30	30316023	RT	Brooklyn	NY	Actual/360	5.150%	30,156.11	0.00	0.00	N/A	04/06/29	--	6,800,000.00	6,800,000.00	08/06/26
31	30316024	RT	Kutztown	PA	Actual/360	5.200%	30,336.94	0.00	0.00	N/A	03/06/29	--	6,775,000.00	6,775,000.00	08/06/26
32	30316025	IN	Various	Various	Actual/360	4.717%	22,354.36	7,266.27	0.00	N/A	04/06/29	--	5,503,476.72	5,496,210.45	08/06/26
33	30316026	RT	Baytown	TX	Actual/360	5.150%	18,772.18	7,437.08	0.00	N/A	03/06/29	--	4,232,999.12	4,225,562.04	08/06/26
34	30316027	LO	Jacksonville	FL	Actual/360	5.610%	20,227.14	6,784.22	0.00	N/A	03/06/29	--	4,187,091.42	4,180,307.20	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
35	30316028	RT	Bee Cave	TX	Actual/360	4.650%	17,217.92	0.00	0.00	N/A	03/06/29	--	4,300,000.00	4,300,000.00	08/06/26
36	30316029	OF	East Peoria	IL	Actual/360	4.900%	7,282.86	3,145.92	0.00	N/A	03/30/29	04/01/29	1,726,023.53	1,722,877.61	07/31/26
Totals							2,502,768.43	387,316.47	0.00				630,676,711.89	630,289,395.42
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	46,865,826.41	12,396,055.12	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2	4,694,866.36	5,857,364.12	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	21,882,980.03	5,649,202.74	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	6,671,061.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	21,331,986.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	7,279,539.62	1,731,210.88	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,821,544.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,294,785.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	1,868,338.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	6,393,381.00	0.00	--	--	--	0.00	0.00	110,370.68	110,370.68	0.00	0.00
14	1,759,215.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	(253,816.00)	0.00	--	--	05/06/26	7,444,103.18	417,460.08	31,245.41	254,019.11	0.00	0.00
18	1,534,017.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	3,254,146.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,010,071.10	1,027,627.60	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,215,483.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	831,149.05	0.00	--	--	--	0.00	0.00	62,550.45	62,550.45	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	903,164.32	212,175.20	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,049,537.30	331,322.16	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	432,230.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	588,413.25	568,799.36	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	835,109.65	777,593.87	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	730,537.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	466,475.15	111,573.01	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	582,950.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
35	478,854.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	136,521,847.97	28,662,924.06				7,444,103.18	417,460.08	204,166.54	426,940.24	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/12/26	0	0.00	0	0.00	1	15,000,000.00	0	0.00	1	15,000,000.00 0		0.00	0	0.00	0	0.00	4.608197%	4.587071%	32
07/10/26	0	0.00	0	0.00	1	15,000,000.00	0	0.00	1	15,000,000.00	0	0.00	0	0.00	0	0.00	4.608448%	4.587319%	33
06/12/26	1	10,988,110.53	0	0.00	1	15,000,000.00	0	0.00	1	15,000,000.00	0	0.00	0	0.00	0	0.00	4.608716%	4.587584%	34
05/12/26	0	0.00	0	0.00	1	15,000,000.00	0	0.00	1	15,000,000.00	0	0.00	0	0.00	0	0.00	4.608964%	4.587830%	35
04/10/26	1	11,024,650.31	0	0.00	1	15,000,000.00	0	0.00	1	15,000,000.00	0	0.00	0	0.00	0	0.00	4.609229%	4.588092%	36
03/12/26	0	0.00	0	0.00	1	15,000,000.00	0	0.00	1	15,000,000.00	0	0.00	0	0.00	0	0.00	4.609474%	4.588334%	37
02/12/26	0	0.00	0	0.00	1	15,000,000.00	0	0.00	1	15,000,000.00	0	0.00	0	0.00	0	0.00	4.609775%	4.588632%	38
01/12/26	0	0.00	0	0.00	1	15,000,000.00	0	0.00	1	15,000,000.00	1	16,502,513.44	0	0.00	0	0.00	4.610017%	4.588871%	39
12/12/25	0	0.00	1	15,000,000.00	0	0.00	0	0.00	1	15,000,000.00	0	0.00	0	0.00	0	0.00	4.610257%	4.589109%	40
11/13/25	1	15,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.610515%	4.589364%	41
10/10/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	9,267,606.39	4.610753%	4.589599%	42
09/12/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.621968%	4.600159%	43
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
13	30316005	07/06/26	0	A	110,370.68	110,370.68	0.00		16,272,929.23
16	30502796	09/06/25	10	6	31,245.41	254,019.11	0.00		15,000,000.00	02/06/24	7			10/23/25
22	30316015	07/06/26	0	A	62,550.45	62,550.45	76,443.04		10,969,007.45
Totals					204,166.54	426,940.24	76,443.04		42,241,936.68
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		565,289,395	550,289,395		0	15,000,000
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		65,000,000	65,000,000		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	630,289,395	615,289,395	0	0	0	15,000,000
Jul-26	630,676,712	615,676,712	0	0	0	15,000,000
Jun-26	631,092,366	605,104,255	10,988,111	0	0	15,000,000
May-26	631,476,229	616,476,229	0	0	0	15,000,000
Apr-26	631,888,555	605,863,904	11,024,650	0	0	15,000,000
Mar-26	632,268,994	617,268,994	0	0	0	15,000,000
Feb-26	632,738,491	617,738,491	0	0	0	15,000,000
Jan-26	633,115,275	618,115,275	0	0	0	15,000,000
Dec-25	633,490,439	618,490,439	0	0	0	15,000,000
Nov-25	633,894,381	618,894,381	15,000,000	0	0	0
Oct-25	634,266,194	634,266,194	0	0	0	0
Sep-25	643,934,513	643,934,513	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
16	30502796	15,000,000.00	15,000,000.00	32,900,000.00	04/01/26	(253,816.00)	(0.09000)	12/31/25	05/06/29	I/O
35	30316028	4,300,000.00	4,300,000.00	7,800,000.00	12/21/18	458,779.02	2.26000	12/31/25	03/06/29	I/O
Totals		19,300,000.00	19,300,000.00	40,700,000.00		204,963.02

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
16	30502796	MU	NY	02/06/24	7

8/6/2026 - REO Title Date: October 23, 2025. Description of Collateral: The subject is an existing office building with ground floor retail located at 57-59 E 11th St, New York, NY within the Greenwich Village submarket. The subject is a 11-story building and contains a total of 61,375 rentable square feet of which 57,022 SF (92.9% NRA) is office and 4,353 SF (7.1% NRA) is retail space. The improvements were constructed in 1903 and renovated in 2018. The renovation included creating a rooftop terrace along with other general renovations on the interior of the property. The property was100% leased to WeWork on a 16-year lease expiring October 31, 2034; however, on November 6, 2023, WeWork filed for bankruptcy and the subject lease was rejected. Currently, the subject is fully vacant. Crossed with or is a Companion Loan to: GSMS 2019-GC39 – Loan #M30502796; BMARK 2019-B11 – Loan #M30503026; GSMS 2019-GC40 – Loan #M30503027.

Deferred Maintenance/Repair Issues: Asset is in Good condition. Leasing Summary: Currently marketing vacant spaces. Colliers has been appointed as PM/leasing agent. Marketing Summary: Asset not currently listed for sale.

35	30316028	RT	TX	03/16/26	98

8/6/2026 - The loan transferred to Special Servicing effective 03/16/2021 due to a Default with Material Adverse Effects. Specifically, the default has materially and adversely affected (i) the value of the Loan, and/or (ii) the interests of

Certificate holders. The loan is secured by a 13,714 sf retail strip located in Bee Cave, TX. Special Servicer is working through resolution options.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	30315995	0.00	4.86000%	53,379,741.68	4.86000%	8	06/22/21	05/19/21	06/22/21
5	30315995	0.00	4.86000%	0.00	4.86000%	8	05/19/21	05/19/21	06/22/21
13	30316005	0.00	5.25000%	0.00	5.25000%	8	09/06/24	09/05/24	10/03/24
13	30316005	0.00	5.25000%	0.00	5.25000%	8	09/30/25	09/30/25	01/06/26
16	30502796	0.00	4.83000%	0.00	4.83000%	8	06/30/21	06/30/21	07/12/21
16	30502796	0.00	4.83000%	0.00	4.83000%	8	07/12/21	06/30/21	06/30/21
19	30316012	0.00	4.79000%	0.00	4.79000%	10	09/08/21	03/23/21	09/08/21
28	30316021	7,941,753.17	4.70000%	7,941,753.17	4.70000%	10	05/05/20	05/06/20	07/06/20
28	30316021	0.00	4.70000%	0.00	4.70000%	10	07/06/20	05/06/20	05/05/20
Totals		7,941,753.17		61,321,494.85
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
6	30315999	07/12/24	36,470,429.11	144,000,000.00	2,511,212.19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			36,470,429.11	144,000,000.00	2,511,212.19	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
6	30315999	07/25/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
13	0.00	0.00	0.00	0.00	1,104.41	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	3,229.17	0.00	0.00	30,929.22	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	8.38	0.00	0.00	0.00
22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	356.77	0.00	0.00	0.00
30	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	17.46	0.00	0.00	0.00
35	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	46.17	0.00	0.00	0.00
Total	0.00	0.00	6,729.17	0.00	1,104.41	30,929.22	0.00	0.00	428.78	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		39,191.58

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com, specifically under the "U.S. Risk Retention Special Notices" tab for the GS Mortgage Securities Trust 2019-GC39 transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.

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